OPERATING PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GROUP INCOME STATEMENT
Revenue	$ 4,765	$ 4,669	$ 4,634
Cost of goods sold	(1,248)	(1,272)	(1,143)
Gross profit	3,517	3,397	3,491
Research and development expenses	(223)	(230)	(222)
Marketing, selling and distribution expenses	(1,781)	(1,712)	(1,735)
Administrative expenses	(579)	(654)	(906)
Selling, general and administrative expenses	(2,360)	(2,366)	(2,641)
Operating profit	934	801	628
Change for the year - amortisation	62	61	66
Restructuring and rationalisation expenses included in administrative expenses		62	65
Amortisation and Impairment of Acquisition Intangibles	140	178	204
Net credit			3
Legal and other charges	(16)
Legal and other	(16)	(30)	190
Acquisition-related costs included in administrative expenses	10	9	12
Other operating income	(66)	(25)	(41)
Amortisation of intangibles	192	191	219
Impairment of intangible assets	10	48	51
Depreciation of property, plant and equipment	243	224	226
Loss on disposal of property, plant and equipment and intangible assets	13	15	15
Operating lease payments for land and buildings	36	39	37
Operating lease payments for other assets	21	19	20
Advertising costs	$ 102	$ 88	$ 91